Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

MTNL is a Government Company under the Indian Companies Act. MTNL is listed on the major stock exchanges in India and the New York Stock Exchange. As of March 31, 2012, the Government owned 56.25% of the issued share capital of MTNL, with the remaining balance owned by private investors. Consequently, the Government, acting through the DoT, continues to control MTNL and will have the power to elect all of its Directors to determine the outcome of most actions requiring approval of the Board of Directors or Shareholders, including proposed expansions of MTNL's business (including into areas in which MTNL may compete with BSNL), transactions with the DoT or the assertion of claims against the DoT/BSNL.

In addition, under MTNL's Articles of Association, the President of India, on behalf of the Government, may issue directives with respect to the conduct of the business and affairs of MTNL, and certain matters with respect to its business including the appointment and remuneration of the Company's Chairman cum Managing Director and the declaration of dividends. MTNL may not take action in respect of any matter reserved for the President of India without his approval. BSNL is a 100% owned subsidiary of the Government of India, and therefore by virtue of common control, is an affiliated sister Company of MTNL. As noted in Note 11, MTNL has a 26.7% holding in United Telecom Limited (UTL) and 50% holding in MTNL STPI IT Services Ltd. (STPI).

Note 4 describes in more detail the nature of the relationships between the DoT/BSNL and the Company as well as transactions with these parties. Amounts due to and from the DoT/BSNL are disclosed separately on the Company’s balance sheet as amounts due to/from related parties.

	As of March 31,
	2010				2011				2012
	Receivables		Payables		Receivables		Payables		Receivables		Payables
					(Millions of rupees)

DOT (note i)	Rs.	23,517	Rs.	113,910	Rs.	24,472	Rs.	2,550	Rs.	25,514	Rs.	2,646
BSNL (note ii)		15,536		10,269		20,376		17,287		25,349		20,494
VSNL (note ii)		-		683		-		-		-		-
Due from / to Related Parties	Rs.	39,053	Rs.	124,861	Rs.	44,848	Rs.	19,837	Rs.	50,864	Rs.	23,140
Less: Current Portion		15,536		10,269		0		2,550		0		2,646
Due from / to Related Parties, non-current portion	Rs.	23,517	Rs.	114,593	Rs.	44,848	Rs.	17,287	Rs.	50,864	Rs.	20,494
Due from / to Related Parties - Current		$305		$202		$0		$50		$0		$52
Million of US $ Unaudited
Due from / to Related Parties - Non Current		$462		$2,252		$881		$340		$999		$403
Million of US $ Unaudited

Note i:

The amounts due from the DoT are primarily on account of pre-absorption retirement benefits which are recoverable by MTNL. Such retirement benefits (pre absorption) were calculated at the rates prescribed by DoT (Refer Note 19). Furthermore, amounts recoverable for the General Provident Fund in respect of employee contributions (pre absorption) of Rs.13,541 million (2011: Rs.12,781 million) together with the interest accrued (Refer Note 15) is also included in this balance. Amounts due to the DOT represent license fees and spectrum charges to be paid by MTNL in accordance with conditions governing license fees for Basic Telephone Service and Cellular Telephone Service under the Revenue Sharing Regime (Refer Notes 2(e) and 4).

Note ii:

Amounts due from BSNL represents claims receivables related to interconnect usage charges as per TRAI Regulations and the payables are on account of networking charges for NLD calls. (Refer Note 4).

Management has classified the amounts due from the DoT as non-current on the basis that there are no fixed terms for repayment from these related parties, and while management expects to negotiate settlement of the amounts within the next 12 months, there are no assurances that this will occur.